INCOME TAX (Details Narrative) - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expire year	2035
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 12,754,000	$ 11,187,000
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	18,825,000	16,317,000
City [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 10,218,000	$ 10,218,000